Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
US Federal tax rate		35.00%
Exceptional tax gain recognized in profit or loss due to US tax reform		$ 1,800
Tax losses carried forward and deductible temporary differences on which no deferred tax asset	$ 5,280	$ 4,449	$ 4,499
Tax losses	1,954
Tax losses carried forward and deductible temporary differences	2,311
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 136
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 153
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 725
Tax losses and deductible temporary differences expiration period	Year 3
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
US Federal tax rate	21.00%